Other Current Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities and Other Liabilities [Abstract]
Other Current Liabilities and Other Liabilities

8. Other Current Liabilities and Other Liabilities

The table below presents the components of other current liabilities.

	December 31,
	2011	2010
	(in millions)
Other Current Liabilities:
Accruals for pending and threatened litigation (see Note 19)	$23	$19
Accrued product warranty costs	90	86
Estimated costs in excess of estimated contract value to complete contracts in process in a loss position	76	93
Accrued interest	59	75
Deferred revenues	43	27
Other	97	75

Total other current liabilities	$388	$375

The table below presents the components of other liabilities.

	December 31,
	2011	2010
	(in millions)
Other Liabilities:
Non-current income taxes payable (see Note 17)	$149	$201
Deferred compensation	40	38
Accrued workers’ compensation	54	55
Estimated contingent purchase price payable for acquired businesses	16	9
Notes payable and capital lease obligations	10	10
Accrued product warranty costs	4	6
Other	86	94

Total other liabilities	$359	$413